Concentration of Risks	12 Months Ended
Dec. 31, 2025
Concentration of Risks
Concentration of Risks
3.	Concentration of Risks
(a)	Concentration of credit risk

Financial instruments that may potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, receivables from online payment platforms, amounts due from related parties, short-term investments, and long-term debt investments included in other non-current assets. As of December 31, 2024 and 2025, a majority of the Group’s cash and cash equivalents, restricted cash, short-term investments and long-term debt investments were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions. Receivables from online payment platforms and amounts due from related parties (Note 16) are unsecured and derived from transactions on the Group’s online platforms to consumers, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected online payment platforms that are highly reputable and market leaders. There has been no default of payments from these online payment platforms.

(b)	Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; changes in competitive landscape including potential new entrants; advances and new trends in new technology; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

(i)Business supplier risk – there were no related parties whose purchase individually represent greater than 10% of the total purchases of the Group for the years ended December 31, 2023, 2024 and 2025.
(ii)Customer risk - there were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2023, 2024 and 2025.
(iii)Economic risk - the Group’s operations could be adversely affected by significant political, economic and social changes.
(c)	Foreign currency exchange rate risk

The Group is exposed to foreign currency exchange rate risk, which mainly affects the monetary assets denominated in the currencies other than the functional currencies of the respective entities. From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation/(depreciation) of the US$ against RMB was approximately 1.7%, 1.5% and (2.2)% for the years ended December 31, 2023, 2024 and 2025, respectively. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents, short-term investments and long-term debt investments, are denominated in US$. It is difficult to predict how market forces or PRC or United States government policy may impact the exchange rate between the RMB and the US$ in the future.

(d)	Currency convertibility risk

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China (the “PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.